Employee compensation and benefits - Net asset/(liability) under defined benefit pension plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	$ 8,662
Net defined benefit liability (asset)	6,186	$ 8,662
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	51,534
Net defined benefit liability (asset)	32,267	51,534
Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(42,849)
Net defined benefit liability (asset)	(26,081)	(42,849)
Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(23)
Net defined benefit liability (asset)	0	(23)
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	9,131
Net defined benefit liability (asset)	6,478	9,131
Pension Plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	51,431
Net defined benefit liability (asset)	32,171	51,431
Pension Plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(42,277)
Net defined benefit liability (asset)	(25,693)	(42,277)
Pension Plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(23)
Net defined benefit liability (asset)	0	(23)
Pension Plan | Principal plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	9,129	9,500
Service cost	(30)	(55)
– current service cost	(12)	(14)
– past service cost and gains/(losses) from settlements	(18)	(41)
Net interest income/(cost) on the net defined benefit asset/(liability)	157	140
Remeasurement effects recognised in other comprehensive income	(1,973)	(648)
– return on plan assets (excluding interest income)	(11,505)	(377)
– actuarial gains/(losses) financial assumptions	10,543	611
– actuarial gains/(losses) demographic assumptions	(123)	(447)
– actuarial gains/(losses) experience adjustments	(888)	(435)
– other changes	0	0
Exchange differences	(963)	(78)
Benefits paid	0	0
Other movements	14	270
Net defined benefit liability (asset)	6,334	9,129
Pension Plan | Principal plan | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	41,384	42,505
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	703	613
Remeasurement effects recognised in other comprehensive income	(11,505)	(377)
– return on plan assets (excluding interest income)	(11,505)	(377)
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	(4,288)	(361)
Benefits paid	(1,222)	(1,396)
Other movements	49	400
Net defined benefit liability (asset)	25,121	41,384
Pension Plan | Principal plan | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(32,255)	(33,005)
Service cost	(30)	(55)
– current service cost	(12)	(14)
– past service cost and gains/(losses) from settlements	(18)	(41)
Net interest income/(cost) on the net defined benefit asset/(liability)	(546)	(473)
Remeasurement effects recognised in other comprehensive income	9,532	(271)
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	10,543	611
– actuarial gains/(losses) demographic assumptions	(123)	(447)
– actuarial gains/(losses) experience adjustments	(888)	(435)
– other changes	0	0
Exchange differences	3,325	283
Benefits paid	1,222	1,396
Other movements	(35)	(130)
Net defined benefit liability (asset)	(18,787)	(32,255)
Pension Plan | Principal plan | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	0	0
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	0	0
Remeasurement effects recognised in other comprehensive income	0	0
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	0	0
Benefits paid	0	0
Other movements	0	0
Net defined benefit liability (asset)	0	0
Pension Plan | Other plans
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	2	(549)
Service cost	(170)	(276)
– current service cost	(161)	(206)
– past service cost and gains/(losses) from settlements	(9)	(70)
Net interest income/(cost) on the net defined benefit asset/(liability)	(5)	(3)
Remeasurement effects recognised in other comprehensive income	176	500
– return on plan assets (excluding interest income)	(2,181)	7
– actuarial gains/(losses) financial assumptions	2,383	315
– actuarial gains/(losses) demographic assumptions	24	64
– actuarial gains/(losses) experience adjustments	(47)	92
– other changes	(3)	22
Exchange differences	(143)	44
Benefits paid	70	67
Other movements	214	219
Net defined benefit liability (asset)	144	2
Pension Plan | Other plans | Fair value of plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	10,047	10,485
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	198	172
Remeasurement effects recognised in other comprehensive income	(2,181)	7
– return on plan assets (excluding interest income)	(2,181)	7
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	0	0
Exchange differences	(180)	(94)
Benefits paid	(616)	(645)
Other movements	(218)	122
Net defined benefit liability (asset)	7,050	10,047
Pension Plan | Other plans | Present value of defined benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(10,022)	(10,990)
Service cost	(170)	(276)
– current service cost	(161)	(206)
– past service cost and gains/(losses) from settlements	(9)	(70)
Net interest income/(cost) on the net defined benefit asset/(liability)	(202)	(174)
Remeasurement effects recognised in other comprehensive income	2,360	471
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	2,383	315
– actuarial gains/(losses) demographic assumptions	24	64
– actuarial gains/(losses) experience adjustments	(47)	92
– other changes	0	0
Exchange differences	35	138
Benefits paid	686	712
Other movements	407	97
Net defined benefit liability (asset)	(6,906)	(10,022)
Pension Plan | Other plans | Effect of limit on plan surpluses
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit asset/(liability)	(23)	(44)
Service cost	0	0
– current service cost	0	0
– past service cost and gains/(losses) from settlements	0	0
Net interest income/(cost) on the net defined benefit asset/(liability)	(1)	(1)
Remeasurement effects recognised in other comprehensive income	(3)	22
– return on plan assets (excluding interest income)	0	0
– actuarial gains/(losses) financial assumptions	0	0
– actuarial gains/(losses) demographic assumptions	0	0
– actuarial gains/(losses) experience adjustments	0	0
– other changes	(3)	22
Exchange differences	2	0
Benefits paid	0	0
Other movements	25	0
Net defined benefit liability (asset)	$ 0	$ (23)